Derivative financial instruments - EDF energy contracts - changing assumptions on impact on valuations (Details) - EDF Energy Contracts [Member] - Income approach [member] - Level 3	12 Months Ended
Dec. 31, 2025 USD ($)
Energy Price [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Decrease in value - Energy contract	$ (68,102,000)
Increase in value - Energy contract	$ 75,477,000
Percentage decrease	10.00%
Percentage increase	10.00%
CO2 price [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Decrease in value - Energy contract	$ 24,356,000
Increase in value - Energy contract	$ (27,482,000)
Percentage decrease	10.00%
Percentage increase	10.00%
At fair value
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Hedging Financial Instruments	$ (39,239,000)